PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 75.8%
Asset-Backed Securities 20.2%
Automobiles 2.7%
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A	5.300%	11/15/32	1,683	$1,689,094
Series 2024-B, Class A2, 144A	5.540	04/15/33	1,723	1,730,498
Series 2025-A, Class A2, 144A	4.380	01/17/34	3,691	3,694,772
Series 2025-B, Class A2, 144A	4.590	03/15/34	6,968	6,985,733
Series 2026-B, Class A2, 144A	4.340	02/15/35	9,800	9,807,434
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	4,500	4,440,667
Series 2022-01A, Class A, 144A	3.830	08/21/28	35,000	34,810,489
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,120,692
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,750,021

Capital One Prime Auto Receivables Trust, Series 2024-01, Class A3	4.620	07/16/29	37,078	37,225,797
Chesapeake Funding II LLC,
Series 2023-02A, Class A1, 144A	6.160	10/15/35	1,114	1,118,148
Series 2024-01A, Class A1, 144A	5.520	05/15/36	6,527	6,583,593
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	3,469	3,479,264
Series 2023-03, Class A2, 144A	6.400	03/20/30	4,392	4,426,783
Series 2024-01, Class A2, 144A	5.230	03/20/30	13,104	13,166,982
Series 2024-02, Class A3, 144A	5.610	04/20/28	11,712	11,816,554
Series 2024-03, Class A3, 144A	4.980	08/21/28	14,047	14,147,090

Ford Credit Auto Owner Trust, Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	34,590,584
GM Financial Revolving Receivables Trust, Series 2021-01, Class A, 144A	1.170	06/12/34	7,034	6,978,967
GMF Floorplan Owner Revolving Trust, Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	25,062,860
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3, 144A	4.620	04/17/28	12,825	12,854,349
M&T Bank Auto Receivables Trust, Series 2026-01A, Class A2, 144A	4.330	07/16/29	33,400	33,413,961
Nissan Auto Lease Trust, Series 2024-B, Class A3	4.920	11/15/27	15,403	15,467,719
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	13,477	13,561,273
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A2A, 144A	4.210	01/22/29	28,100	28,091,983
Wheels Fleet Lease Funding LLC,
Series 2024-02A, Class A1, 144A	4.870	06/21/39	12,158	12,231,995
Series 2025-02A, Class A1, 144A	4.410	05/18/40	41,376	41,390,896
Series 2025-03A, Class A1, 144A	4.080	09/18/40	1,810	1,800,036
Series 2026-01A, Class A2A, 144A	4.300	04/18/39	28,800	28,795,032
				436,233,266
Collateralized Loan Obligations 14.5%
720 East CLO Ltd. (Cayman Islands), Series 2025-07A, Class A1, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	04/20/37	50,000	49,996,690
AGL CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	10/20/34	50,000	50,037,915
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	01/20/37	50,000	50,045,355

Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	01/20/35	20,000	20,015,292
Ares CLO Ltd. (Cayman Islands), Series 2022-65A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.787(c)	07/25/34	50,000	50,031,490

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ARES CLO Ltd. (Cayman Islands), Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.803%(c)	04/15/34	50,000	$50,040,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	10/20/34	42,500	42,521,165
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	01/20/35	24,070	24,094,272
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	4.835(c)	04/20/36	40,000	40,013,292
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.797(c)	04/24/34	49,383	49,416,929
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.853(c)	10/15/36	50,000	50,020,090
Series 2021-17A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.690(c)	03/09/34	50,000	50,023,795
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	07/15/34	37,954	37,984,257
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.015(c)	07/15/31	1,478	1,478,068
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	10/15/34	15,000	15,012,423
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.005(c)	07/15/31	2,923	2,923,295
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.935(c)	07/15/30	2,151	2,150,774

Canyon CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR2, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.703(c)	10/15/34	20,000	20,002,098
CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	4.695(c)	04/20/32	34,219	34,244,854
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.037(c)	07/20/31	1,386	1,386,371
CIFC Funding Ltd. (Cayman Islands), Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.756(c)	01/23/35	50,000	50,027,495
Clover CLO LLC, Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.737(c)	01/25/35	16,000	16,005,878
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	10/20/34	50,000	50,019,875
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.875(c)	01/20/35	11,225	11,231,811
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.733(c)	07/15/34	62,500	62,531,400
Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.777(c)	04/25/36	54,000	54,040,500
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.795(c)	04/20/34	50,000	50,044,700
ICG US CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	01/20/35	50,000	50,021,370
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.847(c)	07/25/34	50,000	50,024,175
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.715(c)	10/20/34	40,000	40,006,152

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.905(c)	10/20/31	1,427	1,427,141
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36	25,000	25,017,858
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.003(c)	04/15/35	50,000	50,012,295
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	10/20/34	15,000	15,014,235
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.955(c)	07/20/34	10,000	10,010,695
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	10/20/34	40,000	40,007,248
Madison Park Funding Ltd. (Cayman Islands),
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.753(c)	07/15/34	17,000	17,010,639
Series 2021-52A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.764(c)	01/22/35	25,000	25,011,048

Marathon CLO Ltd. (Cayman Islands), Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.783(c)	04/15/34	50,000	50,031,695

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.730%(c)	10/17/34	50,000	$50,005,355
Northwoods Capital Ltd. (Cayman Islands), Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.864(c)	06/15/31	4,000	4,001,229
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	01/15/37	25,000	25,004,658
Octagon Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.932(c)	07/21/35	50,000	50,085,870
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.716(c)	02/14/34	33,808	33,812,814
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.723(c)	10/15/34	50,000	50,006,800

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.755(c)	06/20/34	50,000	50,032,660
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	04/20/34	50,000	50,032,935
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.765(c)	01/20/36	60,500	60,527,697

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	07/25/31	1,573	1,572,534
RR Ltd. (Cayman Islands),
Series 2021-17A, Class A1AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.743(c)	07/15/34	40,000	40,009,644
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.793(c)	04/15/38	24,000	24,002,640

Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	04/20/33	6,975	6,977,767
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	01/20/35	40,000	40,010,496
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	07/15/31	1,453	1,453,403
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.715(c)	01/20/35	41,750	41,755,761
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.825(c)	10/20/34	46,500	46,550,429
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	4.998(c)	10/23/31	1,282	1,281,957
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.967(c)	10/26/31	5,575	5,578,180
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.705(c)	01/20/32	10,590	10,589,952
Series 2021-03AR, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	0.000(c)	10/25/34	44,500	44,500,000

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR2, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.725(c)	10/20/33	17,437	17,445,724
TCW CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.725(c)	04/20/34	25,000	25,010,705
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/36	50,000	50,132,450
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR4, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.777(c)	01/25/34	49,381	49,414,786
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.863(c)	07/15/34	50,000	50,000,000
Series 2019-11AR, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.707(c)	07/15/34	50,000	50,000,000
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.767(c)	01/25/34	13,465	13,473,837
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	07/20/34	33,500	33,526,700
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.785(c)	10/20/34	30,000	30,026,244
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.953(c)	10/15/31	4,591	4,593,010
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.923(c)	07/15/32	14,417	14,428,083

Voya CLO Ltd. (Cayman Islands), Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	5.086(c)	10/18/31	1,487	1,487,534
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	04/20/34	25,000	25,022,330
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.873(c)	01/15/35	40,000	40,009,440

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.943%(c)	10/15/35	16,100	$16,114,527
				2,367,412,786
Consumer Loans 1.1%
Affirm Asset Securitization Trust,
Series 2024-B, Class A, 144A	4.620	09/15/29	46,251	46,324,215
Series 2026-X01, Class A, 144A	4.270	04/15/31	11,800	11,802,836

Affirm Master Trust, Series 2025-01A, Class A, 144A	4.990	02/15/33	25,000	25,136,902
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,364,009
SoFi Consumer Loan Program Trust,
Series 2025-01, Class A, 144A	4.800	02/27/34	17,948	17,997,430
Series 2026-01, Class A, 144A	4.060	12/26/35	26,854	26,821,875
Series 2026-02, Class A, 144A	4.270	03/25/36	15,000	14,997,353
				178,444,620
Equipment 0.6%
Capteris Equipment Finance LLC, Series 2026-01A, Class A2, 144A	4.440	09/20/33	37,700	37,609,743
Dell Equipment Finance Trust, Series 2026-01A, Class A2, 144A	4.240	07/24/28	30,000	30,007,353
GreatAmerica Leasing Receivables Funding LLC, Series 2026-01, Class A2, 144A	4.470	01/16/29	9,400	9,410,666
NMEF Funding LLC, Series 2026-A, Class A2, 144A	4.090	02/15/34	16,650	16,607,151
Oaktree ABF Equipment ST 2026 LLC, Series 2026-01A, Class A2, 144A	4.500	10/17/33	11,400	11,389,823
				105,024,736
Home Equity Loans 1.3%
BRAVO Residential Funding Trust, Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55	10,209	10,146,228
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	13,435	13,472,177
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	9,479	9,423,377
JPMorgan Mortgage Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.125(c)	08/25/54	3,736	3,744,695
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.825(c)	10/20/54	4,159	4,161,691
Series 2025-HE02, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	4.875(c)	11/20/55	3,153	3,160,047
Series 2025-HE03, Class A1, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	4.975(c)	03/20/56	14,161	14,235,810
Series 2026-ACES01, Class A1F, 144A, 30 Day Average SOFR + 1.200% (Cap 7.000%, Floor 0.000%)	4.812(c)	04/25/66	19,616	19,615,858
Series 2026-HE01, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	4.875(c)	09/20/56	35,581	35,708,364
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	3,165	3,175,784
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	7,275	7,336,508
Series 2024-CES04, Class A1A, 144A	6.147(cc)	06/25/44	5,459	5,493,157
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	7,240	7,270,444
Series 2025-CES11, Class A1A, 144A	4.966(cc)	11/25/55	10,607	10,534,652
Series 2025-CES12, Class A1A, 144A	5.027(cc)	11/25/55	12,698	12,638,700
Series 2026-CES01, Class A1A, 144A	4.827(cc)	01/25/56	9,002	8,921,018
Series 2026-CES03, Class A1A, 144A	5.144(cc)	03/25/56	8,327	8,308,364
Series 2026-CES05, Class A1A, 144A	5.248(cc)	05/25/56	13,900	13,890,091

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Towd Point Mortgage Trust, Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.962%(c)	09/25/65	20,438	$20,466,293
				211,703,258

Total Asset-Backed Securities (cost $3,295,769,927)				3,298,818,666
Certificates of Deposit 2.3%
Bank of Nova Scotia, SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.020(c)	05/20/27	50,000	50,033,825
Canadian Imperial Bank of Commerce,
SOFR + 0.340%	3.960(c)	10/19/26	58,000	58,034,446
SOFR + 0.350% (Cap N/A, Floor 0.000%)	3.970(c)	06/04/27	45,000	45,017,181
Credit Agricole Corporate & Investment Bank,
SOFR + 0.370%	3.990(c)	10/26/26	50,000	50,038,105
SOFR + 0.810%	4.430(c)	06/07/27	10,000	10,051,007

Natixis SA, SOFR + 0.620%	4.240(c)	10/29/26	10,000	10,016,409
Nordea Bank Abp,
SOFR + 0.320%	3.940(c)	06/29/26	30,000	30,005,913
SOFR + 0.320%	3.940(c)	07/23/26	30,000	30,010,014
SOFR + 0.400%	4.020(c)	02/19/27	40,000	40,041,806

Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	3.970(c)	12/07/26	25,000	25,014,982
Toronto-Dominion Bank (The), SOFR + 0.350%	3.970(c)	07/06/26	25,000	25,006,133

Total Certificates of Deposit (cost $372,994,614)				373,269,821
Commercial Mortgage-Backed Securities 9.6%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A1	1.122	11/15/54	777	770,873
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class ASB, 144A	2.245	06/15/54	11,600	10,987,173
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	35,456	35,204,955
Series 2017-BNK05, Class A4	3.131	06/15/60	19,049	18,857,471
Series 2017-BNK06, Class A4	3.254	07/15/60	5,903	5,848,472
Series 2017-BNK07, Class A4	3.175	09/15/60	8,645	8,524,857
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,403,758
Series 2017-BNK09, Class A4	3.538	11/15/54	23,503	23,172,049
Series 2018-BN10, Class A5	3.688	02/15/61	28,130	27,784,350
Series 2018-BN13, Class A4	3.953	08/15/61	16,375	16,204,016
Series 2019-BN17, Class A3	3.456	04/15/52	3,666	3,560,133
Series 2019-BN18, Class A3	3.325	05/15/62	20,700	19,966,655
Series 2021-BN32, Class ASB	2.332	04/15/54	10,364	9,857,490
BANK5,
Series 2023-05YR01, Class A2	5.779	04/15/56	873	880,922
Series 2023-05YR01, Class A3	6.260(cc)	04/15/56	18,193	18,587,433
Series 2024-05YR07, Class A3	5.769	06/15/57	39,500	40,576,533
Series 2024-05YR09, Class A3	5.614	08/15/57	12,675	12,982,227
Series 2024-05YR10, Class A3	5.302	10/15/57	9,490	9,626,769
Series 2025-05YR14, Class A3	5.646	04/15/58	15,620	16,053,177
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	34,875	36,307,365
Series 2024-05C27, Class A3	6.014	07/15/57	27,834	28,733,216
Series 2024-05C29, Class A3	5.208	09/15/57	12,000	12,130,000

Barings Issuer LLC, Series 2026-SBP, Class A, 144A	4.820	02/26/59	13,908	13,751,246
Benchmark Mortgage Trust,
Series 2018-B05, Class A2	4.077	07/15/51	522	520,530
Series 2018-B05, Class A3	3.944	07/15/51	14,150	13,987,763

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2023-V02, Class A3	5.812%(cc)	05/15/55	16,857	$17,152,827
Series 2023-V03, Class A3	6.363(cc)	07/15/56	16,734	17,216,031
Series 2024-V08, Class A3	6.189(cc)	07/15/57	16,100	16,712,843
BMO Mortgage Trust,
Series 2023-05C2, Class A3	7.055(cc)	11/15/56	21,175	22,193,316
Series 2024-05C5, Class A3	5.857	02/15/57	31,000	31,918,642
Series 2024-05C6, Class A3	5.316	09/15/57	13,330	13,518,647
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	4.591(c)	11/15/38	69,576	69,616,131
Series 2022-AHP, Class A, 144A, 1 Month SOFR + 0.990% (Cap N/A, Floor 0.990%)	4.617(c)	01/17/39	49,835	49,819,775
BX Trust,
Series 2021-LGCY, Class A, 144A, 1 Month SOFR + 0.620% (Cap N/A, Floor 0.506%)	4.247(c)	10/15/36	9,925	9,922,354
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	4.627(c)	01/15/39	83,514	83,487,902
Series 2024-FNX, Class A, 144A, 1 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.069(c)	11/15/41	35,643	35,676,825
CD Mortgage Trust,
Series 2016-CD02, Class A3	3.248	11/10/49	1,724	1,719,154
Series 2017-CD03, Class A3	3.356	02/10/50	4,712	4,690,509
Series 2017-CD04, Class A3	3.248	05/10/50	14,005	13,925,803
Series 2017-CD06, Class A4	3.190	11/13/50	9,514	9,401,421
Series 2018-CD07, Class A3	4.013	08/15/51	12,493	12,344,134

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	1,406	1,389,206
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	1,383	1,358,400
Series 2016-C03, Class A4	3.154	11/15/49	15,933	15,842,082
Series 2016-P06, Class A4	3.458	12/10/49	22,001	21,932,753
Series 2017-C04, Class A3	3.209	10/12/50	6,400	6,312,910
Series 2017-P07, Class A3	3.442	04/14/50	7,559	7,514,934
Series 2017-P08, Class A3	3.203	09/15/50	29,353	28,988,025
Series 2018-B02, Class A3	3.744	03/10/51	6,010	5,945,232
Series 2020-GC46, Class AAB	2.614	02/15/53	10,567	10,179,468
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	87,452
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,937,643
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,573,893
Series 2019-GC44, Class A2	2.827	08/15/57	12,896	12,659,602
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	11,367	11,228,530
Series 2018-CX11, Class A5	4.033(cc)	04/15/51	8,501	8,435,732

Deutsche Bank Commercial Mortgage Trust, Series 2016-C03, Class A5	2.890	08/10/49	4,267	4,258,842
GS Mortgage Securities Trust,
Series 2016-GS02, Class A4	3.050	05/10/49	714	712,907
Series 2016-GS03, Class A3	2.592	10/10/49	13,124	13,096,717
Series 2016-GS03, Class A4	2.850	10/10/49	11,040	10,994,453
Series 2016-GS04, Class A3	3.178	11/10/49	12,277	12,260,640
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	23,515	23,422,758
Series 2017-GS06, Class A2	3.164	05/10/50	14,449	14,328,354
Series 2017-GS07, Class A3	3.167	08/10/50	32,020	31,661,366
Series 2018-GS09, Class A4	3.992(cc)	03/10/51	12,005	11,886,433
Series 2019-GC38, Class AAB	3.835	02/10/52	1,023	1,015,928

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.639	11/15/47	648	633,158
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	1,414	1,411,189
Series 2017-C07, Class A4	3.147	10/15/50	44,777	44,165,602
Series 2018-C08, Class A3	3.944	06/15/51	4,277	4,226,405
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914	01/15/49	872	860,388
Series 2016-JP04, Class A3	3.393	12/15/49	32,495	32,378,226

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A4, 144A	3.551%	07/12/50	2,960	$2,928,212
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A5	2.860	09/15/49	8,851	8,801,267
Series 2016-C31, Class A4	2.840	11/15/49	2,688	2,680,305
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,865,984
Series 2017-C33, Class A5	3.599	05/15/50	17,840	17,715,070
Series 2017-C34, Class A3	3.276	11/15/52	28,650	28,292,133
Series 2025-05C1, Class A3	5.635	03/15/58	13,632	14,002,230

Morgan Stanley Capital I, Series 2017-HR02, Class A4	3.587	12/15/50	8,470	8,350,713
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	30,757	30,583,101
Series 2016-UB11, Class A4	2.782	08/15/49	34,472	34,326,259
Series 2018-H03, Class A5	4.177	07/15/51	7,745	7,686,155
Series 2018-H04, Class A4	4.310	12/15/51	13,526	13,360,435
Series 2018-L01, Class A4	4.407(cc)	10/15/51	11,640	11,574,147
Series 2018-L01, Class ASB	4.238(cc)	10/15/51	1,693	1,691,156

NJ Trust, Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	8,530	8,776,890
Santander Commercial Mortgage Securities LLC, Series 2025-BNC01, Class A2, 144A	4.502	12/15/57	22,501	22,377,062
SREIT Trust, Series 2021-MFP02, Class A, 144A, 1 Month SOFR + 0.936% (Cap N/A, Floor 0.822%)(x)	4.563(c)	11/15/36	25,130	25,122,147
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	12,742	12,585,485
Series 2017-C05, Class A4	3.212	11/15/50	5,569	5,484,739
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3	2.807	11/15/59	5,818	5,792,381
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,383,548
Series 2017-C38, Class A4	3.190	07/15/50	14,452	14,293,727
Series 2017-C40, Class A3	3.317	10/15/50	10,307	10,195,399
Series 2017-C41, Class A3	3.210	11/15/50	815	802,155
Series 2018-C45, Class A3	3.920	06/15/51	23,046	22,752,745
Series 2021-C61, Class ASB	2.525	11/15/54	13,830	13,102,956
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	7,544	7,564,350
Series 2024-05C1, Class A3	5.928	07/15/57	58,870	60,625,068

Total Commercial Mortgage-Backed Securities (cost $1,571,301,021)				1,574,010,794
Corporate Bonds 38.4%
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,356,815
General Dynamics Corp., Gtd. Notes	2.625	11/15/27	5,120	5,020,722
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes	3.750	03/03/28	14,400	14,235,384
Sr. Unsec’d. Notes	3.900	04/15/29	6,200	6,103,013
RTX Corp.,
Sr. Unsec’d. Notes	3.500	03/15/27	12,000	11,943,817
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,225,152
				87,884,903
Agriculture 0.8%
Bunge Ltd. Finance Corp., Gtd. Notes	4.100	01/07/28	6,000	5,973,878

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.625%	02/11/28	45,700	$45,966,196
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.875	10/27/28	35,000	34,628,985
Sr. Unsec’d. Notes	4.125	04/28/28	30,000	29,863,221
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,045,335
				126,477,615
Auto Manufacturers 4.9%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.258(c)	12/11/26	35,000	34,983,052
Sr. Unsec’d. Notes, MTN, SOFR + 0.730% (Cap N/A, Floor 0.000%)	4.369(c)	03/08/27	35,000	35,007,475
Sr. Unsec’d. Notes, MTN, SOFR + 0.820%	4.464(c)	03/03/28	5,000	5,002,146
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.150	08/11/27	16,000	15,970,406
Gtd. Notes, 144A	4.400	03/19/29	22,000	21,953,976
Gtd. Notes, 144A, SOFR + 0.790%	4.421(c)	03/17/28	16,500	16,545,746
Gtd. Notes, 144A	4.650	03/19/27	18,900	18,990,384
Gtd. Notes, 144A	4.750	03/21/28	29,800	29,951,527
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	4.300	08/12/27	11,200	11,193,432
Gtd. Notes, 144A, SOFR + 0.840%	4.470(c)	01/13/28	16,600	16,609,032
Gtd. Notes, 144A, SOFR + 0.960%	4.594(c)	09/25/27	24,000	24,057,291
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,118,335
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	4.200	10/27/28	20,000	19,842,946
Sr. Unsec’d. Notes, SOFR Index + 1.050%	4.681(c)	07/15/27	30,000	30,055,630
Sr. Unsec’d. Notes, SOFR Index + 1.170%	4.802(c)	04/04/28	17,500	17,566,070
Sr. Unsec’d. Notes	5.000	04/09/27	9,334	9,384,631
Sr. Unsec’d. Notes	5.000	07/15/27	4,660	4,690,809
Sr. Unsec’d. Notes	5.050	04/04/28	17,500	17,645,937
Sr. Unsec’d. Notes	5.400	05/08/27	19,875	20,079,564
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	4.665(c)	09/24/27	9,170	9,203,755
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	4.675(c)	03/19/27	16,670	16,727,355
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	4.675(c)	06/24/27	40,000	40,137,762
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	14,400	14,448,379
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	5,021,615
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.630%	4.258(c)	07/31/26	13,000	13,008,173
Gtd. Notes, 144A, SOFR + 0.780% (Cap N/A, Floor 0.000%)	4.413(c)	04/01/27	15,000	15,039,972
Gtd. Notes, 144A, SOFR + 0.850%	4.476(c)	11/15/27	15,000	15,056,457

PACCAR Financial Corp., Sr. Unsec’d. Notes	4.550	03/03/28	50,000	50,330,093
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, SOFR + 0.770%	4.394(c)	08/07/26	6,000	6,005,361
Sr. Unsec’d. Notes, MTN	3.750	01/12/28	42,000	41,741,607
Sr. Unsec’d. Notes, MTN	4.050	03/13/29	21,200	21,032,586
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	4.080(c)	01/12/28	20,000	20,015,433
Sr. Unsec’d. Notes, MTN	4.250	05/12/28	50,000	50,108,863
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.650%	4.287(c)	03/13/29	27,500	27,544,993
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.450	09/11/27	12,500	12,475,289
Gtd. Notes, 144A	4.950	03/25/27	8,300	8,341,940
Gtd. Notes, 144A	5.050	03/27/28	16,700	16,803,258
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,383,700
				792,074,980

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 9.1%
ABN AMRO Bank NV (Netherlands), Sr. Preferred Notes, 144A	4.718%	01/22/27	93,000	$93,258,614
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	4.439(c)	01/18/27	33,600	33,703,733
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	32,738	32,631,482
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.650	03/08/27	45,766	45,257,965
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	2.951	03/11/27	10,282	10,185,197
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	4.421(c)	06/04/27	30,000	30,107,274

Banque Federative du Credit Mutuel SA (France), Sr. Preferred Notes, 144A, SOFR + 1.130%	4.758(c)	01/23/27	10,890	10,950,384
BPCE SA (France), Sr. Preferred Notes, 144A	4.750	07/19/27	15,000	15,049,100
Citibank NA, Sr. Unsec’d. Notes	4.576	05/29/27	10,000	10,050,211
Citigroup, Inc., Sr. Unsec’d. Notes	3.887(ff)	01/10/28	10,000	9,969,281
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	4.423	03/14/28	17,400	17,455,849
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.640%	4.277(c)	03/14/28	20,700	20,771,711
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes	3.957	10/17/28	22,500	22,303,411
Sr. Preferred Notes, SOFR + 0.590%	4.221(c)	10/17/28	22,500	22,535,631
Sr. Preferred Notes, SOFR Index + 0.620%	4.257(c)	08/28/26	12,920	12,929,954
Sr. Preferred Notes, SOFR Index + 0.650%	4.283(c)	04/01/29	32,000	32,073,872
Sr. Preferred Notes	4.322	04/01/29	32,000	32,009,859
Sr. Preferred Notes, SOFR Index + 0.710%	4.350(c)	03/05/27	15,000	15,038,195

Depository Trust Co. (The), Sr. Unsec’d. Notes, 144A	4.300	03/27/29	12,000	11,955,859
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.505	05/26/28	50,000	50,000,000
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.630%	4.257(c)	01/27/27	83,000	83,172,814
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.640(ff)	02/24/28	28,067	27,710,388
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	50,000	49,684,912
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	36,355	36,524,977
Sr. Unsec’d. Notes	5.571(ff)	04/22/28	50,000	50,532,577

Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.652(ff)	04/13/28	50,000	50,528,747
Morgan Stanley Bank NA, Sr. Unsec’d. Notes, SOFR + 0.685%	4.316(c)	10/15/27	30,420	30,440,322
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	4.227(c)	10/26/27	20,000	20,046,498
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.500%	4.140(c)	03/06/28	25,000	25,021,300

National Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.670% (Cap N/A, Floor 0.000%)	4.300(c)	10/06/27	45,000	45,040,082
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A, SOFR + 0.570%	4.199(c)	05/20/27	9,450	9,470,014
Sr. Unsec’d. Notes, 144A	4.350	05/20/27	29,250	29,345,155

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	52,711	52,658,758
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.174	11/06/28	63,300	62,790,460
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A, SOFR + 0.740%	4.375(c)	03/19/27	5,556	5,571,390
Sr. Preferred Notes, 144A, MTN, SOFR + 0.600%	4.230(c)	05/21/29	24,000	24,068,487

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Nordea Bank Abp (Finland), (cont’d.)
Sr. Preferred Notes, 144A, MTN, SOFR + 0.700%	4.337%(c)	03/17/28	20,000	$20,081,396
Sr. Preferred Notes, 144A, MTN	4.375	03/17/28	24,750	24,792,543
Sr. Preferred Notes, 144A, MTN	4.400	05/21/29	14,400	14,391,936

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	4.579(c)	01/19/27	20,000	20,069,758
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Preferred Notes, 144A	4.375	06/02/28	35,000	35,005,933
Sr. Preferred Notes, 144A, SOFR Index + 0.750%	4.394(c)	06/02/28	13,500	13,564,203
State Street Corp.,
Sr. Unsec’d. Notes	4.536	02/28/28	43,400	43,657,035
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,649,133

Svenska Handelsbanken AB (Sweden), Sr. Preferred Notes, 144A	4.375	05/23/28	14,000	14,013,325
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes	4.109	10/13/28	17,500	17,348,770
Sr. Unsec’d. Notes, SOFR + 0.750%	4.380(c)	10/13/28	17,500	17,511,527
Sr. Unsec’d. Notes, MTN	2.800	03/10/27	25,000	24,740,875
Sr. Unsec’d. Notes, MTN, SOFR + 0.910%	4.554(c)	06/02/28	7,500	7,543,607
Sr. Unsec’d. Notes, MTN	4.574	06/02/28	22,500	22,541,762
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	11,890	11,661,735
Sr. Unsec’d. Notes, MTN	3.526(ff)	03/24/28	7,312	7,260,463
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	14,282	14,442,167

Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A, SOFR + 0.500%	4.140(c)	03/06/28	25,000	25,017,025
				1,487,137,656
Beverages 0.6%
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.300	10/24/27	15,619	15,839,069
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.350	05/15/28	20,000	19,944,116
Gtd. Notes, SOFR Index + 0.880%	4.517(c)	03/15/27	26,000	26,029,072

Molson Coors Beverage Co., Gtd. Notes	3.000	07/15/26	7,000	6,987,274
PepsiCo, Inc., Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,103,834
				94,903,365
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,075,151
Vulcan Materials Co., Sr. Unsec’d. Notes	3.900	04/01/27	6,000	5,987,302
				14,062,453
Chemicals 0.7%
Air Products & Chemicals, Inc., Sr. Unsec’d. Notes	4.300	06/11/28	37,760	37,782,359
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.500	03/12/27	50,000	50,105,050
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,195,238
				108,082,647

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	7,600	$7,600,000
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	3.900	10/04/27	22,940	22,884,686
International Business Machines Corp., Sr. Unsec’d. Notes	4.000	02/03/29	30,000	29,694,746
				52,579,432
Cosmetics/Personal Care 0.1%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	4.250	08/12/27	13,650	13,675,306
Diversified Financial Services 1.5%
American Express Co.,
Sr. Unsec’d. Notes	2.550	03/04/27	35,000	34,621,889
Sr. Unsec’d. Notes, SOFR + 0.590%	4.214(c)	02/09/29	24,500	24,513,769
Sr. Unsec’d. Notes	5.389(ff)	07/28/27	41,656	41,728,943

Capital One Financial Corp., Sr. Unsec’d. Notes	3.750	03/09/27	55,000	54,813,124
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.950	12/01/28	12,900	12,770,070
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	02/11/27	30,000	29,976,551
Sr. Unsec’d. Notes, MTN	4.500	09/15/26	46,000	45,984,616

LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	7,140	7,179,025
				251,587,987
Electric 1.5%
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27	10,710	10,802,286
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	3.900	01/08/28	21,500	21,324,174
Sr. Unsec’d. Notes, SOFR + 0.600%	4.230(c)	01/08/28	8,600	8,595,634

DTE Electric Co., General Ref. Mortgage	4.850	12/01/26	42,750	42,924,728
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,716,953
Duke Energy Corp., Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,365,593
Duke Energy Progress LLC, First Mortgage	4.350	03/06/27	30,000	30,077,887
Georgia Power Co.,
Sr. Unsec’d. Notes	4.000	10/01/28	21,000	20,856,029
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,738,758
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.800%	4.425(c)	02/04/28	11,000	11,033,390
Gtd. Notes	4.685	09/01/27	20,000	20,090,998
Gtd. Notes	4.850	02/04/28	11,000	11,095,135

Southern California Edison Co., First Mortgage	4.400	09/06/26	18,000	17,994,659
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series B	2.950	11/15/26	19,306	19,197,368
				248,813,592

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.8%
Amphenol Corp.,
Sr. Unsec’d. Notes	3.800%	11/15/27	25,600	$25,438,454
Sr. Unsec’d. Notes	3.900	11/15/28	12,800	12,677,393
Sr. Unsec’d. Notes	4.375	06/12/28	36,000	36,048,220
Sr. Unsec’d. Notes	5.050	04/05/27	29,290	29,521,216

Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,987,653
				128,672,936
Foods 1.0%
Hershey Co. (The), Sr. Unsec’d. Notes	4.550	02/24/28	12,000	12,074,836
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.450	03/01/27	30,000	30,111,757
Sr. Unsec’d. Notes, 144A	4.600	03/01/28	40,000	40,193,928

McCormick & Co., Inc., Sr. Unsec’d. Notes	4.150	02/15/29	10,300	10,201,567
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.625	03/17/27	13,909	13,747,079
Sr. Unsec’d. Notes	4.250	05/06/28	47,700	47,564,928

Sysco Corp., Gtd. Notes	3.300	07/15/26	14,000	13,980,694
				167,874,789
Forest Products & Paper 0.2%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	4.400	06/30/28	6,000	5,993,021
Sr. Unsec’d. Notes, 144A	4.400	05/15/29	21,700	21,618,840
				27,611,861
Healthcare-Products 0.5%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,752,427
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,149,271
Stryker Corp.,
Sr. Unsec’d. Notes	4.550	02/10/27	30,000	30,060,851
Sr. Unsec’d. Notes	4.700	02/10/28	22,500	22,626,251
				79,588,800
Healthcare-Services 0.5%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,431,558
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,270,567
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.400	06/15/28	10,000	10,012,454
				77,714,579
Insurance 2.6%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.600	12/15/27	23,606	23,644,626
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	25,006,390
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	4.934(c)	09/25/26	30,000	30,069,338

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Corebridge Global Funding, (cont’d.)
Sr. Sec’d. Notes, 144A, MTN	4.250%	08/21/28	18,200	$18,066,587

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, SOFR Index + 0.700%	4.324(c)	11/08/27	9,110	9,142,833
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	4.150	08/25/28	15,000	14,915,698
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	4.338(c)	06/11/27	19,000	19,038,141
New York Life Global Funding,
Sr. Sec’d. Notes, 144A, SOFR + 0.550%	4.188(c)	06/11/27	40,000	40,069,675
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	4.303(c)	04/02/27	55,000	55,097,398
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.480%	4.105(c)	02/04/27	30,000	30,022,178
Sr. Sec’d. Notes, 144A, SOFR + 0.750% (Cap N/A, Floor 0.000%)	4.380(c)	07/10/28	35,000	35,108,731
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,067,959
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,749,261
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	19,966,027
Sec’d. Notes, 144A, SOFR + 0.850% (Cap N/A, Floor 0.000%)	4.488(c)	09/11/28	50,000	50,115,160
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,087,265
				422,167,267
Internet 1.4%
Airbnb, Inc., Sr. Unsec’d. Notes	4.400	03/16/29	14,200	14,173,215
Alphabet, Inc.,
Sr. Unsec’d. Notes	3.700	02/15/29	31,300	30,880,064
Sr. Unsec’d. Notes	3.875	11/15/28	17,300	17,198,030
Amazon.com, Inc.,
Sr. Unsec’d. Notes	3.850	03/13/28	40,000	39,827,075
Sr. Unsec’d. Notes	3.900	11/20/28	30,000	29,785,355
Sr. Unsec’d. Notes	4.000	03/13/29	40,000	39,708,794

Netflix, Inc., Sr. Unsec’d. Notes	4.875	04/15/28	50,150	50,723,712
				222,296,245
Machinery-Diversified 0.5%
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	10,500	10,502,944
Gtd. Notes	4.750	03/21/28	15,750	15,800,600

John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.240(c)	06/11/27	11,635	11,665,501
Otis Worldwide Corp., Sr. Unsec’d. Notes	4.488	05/07/29	43,300	43,299,209
				81,268,254
Media 0.3%
Comcast Corp., Gtd. Notes	2.350	01/15/27	55,609	55,028,794
Mining 0.3%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A, SOFR Index + 0.750%	4.383(c)	10/01/26	20,000	20,005,579
Gtd. Notes, 144A	4.907	04/01/28	12,000	12,068,360

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.375%	03/12/27	10,000	$10,011,523
Gtd. Notes	4.500	03/14/28	12,000	12,039,456
				54,124,918
Miscellaneous Manufacturing 0.6%
Eaton Corp.,
Gtd. Notes	3.850	03/06/28	35,000	34,749,130
Gtd. Notes	3.950	03/06/29	20,600	20,354,524
Siemens Funding BV (Germany),
Gtd. Notes, 144A, SOFR + 0.640%	4.273(c)	05/26/28	18,000	18,073,980
Gtd. Notes, 144A	4.350	05/26/28	29,900	29,981,675
				103,159,309
Oil & Gas 0.9%
Chevron USA, Inc.,
Gtd. Notes	4.405	02/26/27	33,900	34,011,182
Gtd. Notes	4.475	02/26/28	33,900	34,080,509

EOG Resources, Inc., Sr. Unsec’d. Notes	4.400	07/15/28	20,000	20,011,324
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27	60,000	60,053,417
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	6,000	5,987,717
				154,144,149
Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	22,500	22,310,772
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	23,930,298
				46,241,070
Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.775	03/03/28	32,000	31,745,196
Sr. Unsec’d. Notes, SOFR Index + 0.480%	4.121(c)	03/03/28	17,100	17,118,979
Sr. Unsec’d. Notes	4.650	03/15/28	49,500	49,845,039

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	25,000	25,123,735
Eli Lilly & Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.460%	4.089(c)	05/20/29	21,300	21,298,203
Sr. Unsec’d. Notes	4.150	05/20/29	8,500	8,487,271
Sr. Unsec’d. Notes, SOFR + 0.530%	4.161(c)	10/15/28	22,000	22,058,544

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	4.315	03/12/27	35,000	35,037,730
GlaxoSmithKline Capital, Inc., Gtd. Notes	3.875	05/15/28	12,000	11,932,542
Johnson & Johnson, Sr. Unsec’d. Notes	4.550	03/01/28	19,800	19,959,453
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.850	03/15/29	17,100	16,921,633
Sr. Unsec’d. Notes, SOFR + 0.570%	4.207(c)	03/15/29	12,800	12,825,988
Novartis Capital Corp.,
Gtd. Notes	3.900	11/05/28	36,800	36,547,319
Gtd. Notes	4.100	03/16/29	18,000	17,898,557

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.450%	05/19/28	3,000	$3,007,318
Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	34,000	33,806,114
				363,613,621
Pipelines 1.0%
Enbridge, Inc. (Canada),
Gtd. Notes	4.600	06/20/28	15,000	15,037,842
Gtd. Notes	5.250	04/05/27	19,000	19,141,261
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	25,500	25,472,324
Gtd. Notes	4.600	01/11/27	20,000	20,046,039

MPLX LP, Sr. Unsec’d. Notes	4.125	03/01/27	7,530	7,521,468
ONEOK, Inc.,
Gtd. Notes	4.000	07/13/27	6,210	6,186,748
Gtd. Notes	4.250	09/24/27	52,942	52,827,075
Gtd. Notes	5.550	11/01/26	20,565	20,653,643
				166,886,400
Real Estate Investment Trusts (REITs) 0.8%
DOC DR LLC, Gtd. Notes	4.300	03/15/27	5,657	5,652,792
Healthpeak OP LLC, Gtd. Notes	1.350	02/01/27	41,000	40,175,072
Public Storage Operating Co., Gtd. Notes, SOFR Index + 0.700%	4.331(c)	04/16/27	19,773	19,807,955
Realty Income Corp.,
Sr. Unsec’d. Notes	3.950	02/01/29	17,300	17,069,919
Sr. Unsec’d. Notes	4.125	10/15/26	12,500	12,498,421
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27	9,000	8,966,279
Gtd. Notes	4.000	03/01/28	19,755	19,586,378
				123,756,816
Retail 1.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	7,500	7,429,444
Sr. Unsec’d. Notes, 144A	4.148	09/29/28	31,500	31,210,679
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	09/15/28	12,000	11,890,679
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	21,894,110
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.950	10/15/27	25,000	24,898,021
Sr. Unsec’d. Notes	4.000	10/15/28	37,450	37,088,410

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	5.750	11/20/26	10,000	10,056,442
Starbucks Corp.,
Sr. Unsec’d. Notes	4.500	05/15/28	15,419	15,440,577
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,509,573

Target Corp., Sr. Unsec’d. Notes	4.350	06/15/28	14,000	14,035,151
				208,453,086

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.5%
Broadcom, Inc., Sr. Unsec’d. Notes	4.800%	04/15/28	68,800	$69,435,947
Microchip Technology, Inc., Gtd. Notes	4.900	03/15/28	16,000	16,086,120
				85,522,067
Software 1.5%
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	4.200	09/10/27	6,300	6,289,474
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	4.450	03/10/28	30,900	30,815,600
Sr. Unsec’d. Notes	4.550	03/10/29	24,700	24,567,158

Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,278,281
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,114,987
Roper Technologies, Inc., Sr. Unsec’d. Notes	4.250	09/15/28	10,000	9,936,047
Salesforce, Inc.,
Sr. Unsec’d. Notes	4.500	03/15/28	52,000	52,083,861
Sr. Unsec’d. Notes	4.650	03/15/29	52,000	52,108,025
				243,193,433
Telecommunications 0.8%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	4.550	02/24/28	27,500	27,691,651
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	24,962,155

NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567	07/16/27	35,000	35,079,100
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27	50,000	49,803,805
				137,536,711
Transportation 0.2%
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	03/15/29	16,500	16,284,058
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,543,415
				25,827,473

Total Corporate Bonds (cost $6,253,745,711)				6,259,562,514
Residential Mortgage-Backed Securities 3.3%
Angel Oak Mortgage Trust,
Series 2025-12, Class A1, 144A	5.039(cc)	12/25/70	18,820	18,773,414
Series 2025-13, Class A1, 144A	4.929(cc)	10/25/70	8,488	8,431,636
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	20,946	21,059,147
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	18,641	18,655,945
Series 2025-NQM07, Class A1, 144A	5.459(cc)	07/25/65	5,689	5,704,478
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65	18,286	18,133,432
Series 2026-NQM03, Class A1, 144A	4.985(cc)	11/25/65	6,951	6,917,535
Series 2026-NQM04, Class A1FC, 144A	5.073(cc)	03/25/66	13,204	13,195,333
COLT Mortgage Loan Trust,
Series 2025-12, Class A1, 144A	4.983(cc)	01/26/71	8,288	8,251,805

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
COLT Mortgage Loan Trust, (cont’d.)
Series 2026-03, Class A1, 144A	5.119%(cc)	05/25/71	7,100	$7,073,100
Series 2026-04, Class A1, 144A	5.288(cc)	06/25/71	13,200	13,189,037

Credit Suisse Mortgage Trust, Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	2,462	2,426,698
Cross Mortgage Trust,
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	10,561	10,506,120
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	22,703	22,596,746
Series 2025-H10, Class A1, 144A	4.968(cc)	01/25/71	10,152	10,098,024
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	7,019	6,950,196
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	9,767	9,690,799
GCAT Trust,
Series 2025-NQM07, Class A1, 144A	5.036(cc)	11/25/70	17,614	17,526,782
Series 2026-NQM01, Class A1, 144A	4.789(cc)	12/25/70	7,707	7,619,218
Series 2026-NQM03, Class A1, 144A	5.409(cc)	04/25/71	17,100	17,102,604

HOMES Trust, Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70	8,860	8,813,620
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1FC, 144A	5.134(cc)	03/25/71	9,551	9,537,248
Series 2026-NQM04, Class A1, 144A	5.075(cc)	03/25/71	11,772	11,714,948
Series 2026-NQM05, Class A1, 144A	5.488(cc)	04/27/71	20,000	20,013,680
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66	7,803	7,730,822
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66	6,257	6,250,329
OBX Trust,
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55	12,220	12,251,353
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65	7,393	7,374,017
Series 2025-NQM21, Class A1, 144A	4.989(cc)	10/25/65	5,338	5,312,261
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	21,320	21,254,163
Series 2025-NQM23, Class A1, 144A	4.872(cc)	10/25/65	9,629	9,574,399
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65	12,821	12,718,485
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65	5,741	5,700,957
Series 2026-NQM04, Class A1FC, 144A	5.082(cc)	02/25/66	7,210	7,196,763
Series 2026-NQM05, Class A1FC, 144A	5.204(cc)	01/25/66	10,945	10,942,996
Series 2026-NQM06, Class A1, 144A	5.063(cc)	04/26/66	14,888	14,823,755
Series 2026-NQM07, Class A1, 144A	5.220(cc)	04/25/66	17,266	17,233,241
Towd Point Mortgage Trust,
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	1,084	1,076,783
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	1,233	1,225,285
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	3,084	3,001,908
Verus Securitization Trust,
Series 2024-08, Class A1, 144A	5.364(cc)	10/25/69	7,290	7,305,384
Series 2024-09, Class A1, 144A	5.438(cc)	11/25/69	3,555	3,566,080
Series 2025-06, Class A1, 144A	5.417(cc)	07/25/70	1,641	1,645,682
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70	9,254	9,218,277
Series 2025-10, Class A1FC, 144A	5.017(cc)	06/25/70	47,659	47,690,724
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71	13,509	13,412,645
Series 2026-04, Class A1, 144A	4.998(cc)	04/25/71	11,947	11,904,033
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67	7,745	7,675,247

Total Residential Mortgage-Backed Securities (cost $541,945,629)				540,067,134
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	4.125	11/15/27	31,000	31,062,968
U.S. Treasury Notes	4.250	01/15/28	2,000	2,007,969

Total U.S. Treasury Obligations (cost $32,935,919)				33,070,937

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Affiliated Exchange-Traded Fund 1.8%
Fixed Income
PGIM AAA CLO ETF (cost $295,115,152)(wa)	5,750,000	$295,032,500

Total Long-Term Investments (cost $12,363,807,973)		12,373,832,366

Short-Term Investments 24.3%
Affiliated Mutual Fund 0.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $13,283,437)(wa)	13,283,437	13,283,437

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 3.3%
Bank of America Corp., SOFR + 0.360%	3.990%(c)	04/28/27	25,000	25,015,410
Bank of Nova Scotia, SOFR + 0.350% (Cap N/A, Floor 0.000%)	3.970(c)	12/04/26	50,000	50,024,745
BNP Paribas SA,
SOFR + 0.340%	3.960(c)	05/13/27	50,000	49,994,145
SOFR + 0.340%	3.960(c)	05/28/27	30,000	29,994,213
SOFR + 0.360%	3.980(c)	11/05/26	50,000	50,021,635

Credit Industriel et Commercial, SOFR + 0.410%	4.030(c)	04/23/27	50,000	50,049,425
Intesa Sanpaolo SpA	4.270	06/30/26	102,500	102,530,381
Natixis SA,
SOFR + 0.360%	3.980(c)	10/09/26	65,000	65,041,275
SOFR + 0.420%	4.040(c)	04/13/27	11,500	11,509,713

Sumitomo Mitsui Banking Corp., SOFR + 0.320%	3.940(c)	10/27/26	15,000	15,006,132
Svenska Handelsbanken,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.940(c)	09/16/26	25,000	25,012,525
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.940(c)	09/24/26	25,000	25,013,012

Swedbank AB, SOFR + 0.310%	3.940(c)	09/16/26	9,000	9,004,592
Westpac Banking Corp., SOFR + 0.320%	3.940(c)	07/02/26	25,000	25,005,318

Total Certificates of Deposit (cost $533,000,000)				533,222,521
Commercial Paper 20.9%
Alexandria Real Estate Equities, Inc.,
144A	4.271(n)	06/12/26	54,400	54,317,486
144A	4.282(n)	06/01/26	107,425	107,390,409
144A	4.429(n)	06/29/26	25,000	24,908,076
144A	4.478(n)	06/05/26	15,600	15,588,261
Alimentation Couche-Tard, Inc.,
144A	4.019(n)	06/08/26	20,000	19,977,776
144A	4.076(n)	06/03/26	51,000	50,971,838
144A	4.117(n)	07/16/26	50,000	49,726,400
Amrize Finance US LLC,
144A	4.153(n)	06/05/26	25,000	24,980,945
144A	4.155(n)	06/10/26	51,110	51,042,811
144A	4.162(n)	06/24/26	30,000	29,913,099
144A	4.163(n)	06/11/26	30,000	29,957,223
Autoliv, Inc.,
144A	4.114(n)	06/26/26	18,000	17,943,714
144A	4.125(n)	06/22/26	25,000	24,933,313
144A	4.187(n)	06/30/26	22,000	21,921,152
144A	4.247(n)	06/29/26	35,000	34,878,512
Bank of America Securities, Inc.,
SOFR + 0.330%	3.950(c)	08/05/26	25,000	25,008,985
SOFR + 0.350%	3.980(c)	10/28/26	14,500	14,508,890

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Bank of Montreal, 144A, SOFR + 0.210%	3.830%(c)	09/01/26	17,500	$17,499,820
Bayer Corp.,
144A	4.638(n)	08/05/26	30,000	29,767,212
144A	4.746(n)	07/20/26	31,000	30,816,889

Carrier Global Corp.	4.058(n)	06/08/26	28,000	27,969,430

Carrier Global Corp.	4.084(n)	06/25/26	15,000	14,955,117

Carrier Global Corp.	4.219(n)	06/03/26	11,500	11,493,761

CBRE Services, Inc., 144A	4.180(n)	06/17/26	70,000	69,853,056
Citigroup Global Markets, Inc., 144A	4.182(n)	04/28/27	80,000	77,053,056
Daimler Trucks Finance North America LLC	4.189(n)	06/08/26	10,000	9,988,867
E.ON SE, 144A	4.079(n)	06/02/26	35,000	34,984,838
Enterprise Products Operating LLC, 144A	4.027(n)	06/10/26	7,000	6,990,798
ERAC USA Finance LLC, 144A	3.983(n)	06/02/26	16,500	16,492,750
ERP Operating LP, 144A	4.009(n)	06/08/26	25,000	24,972,678
Essential Utilities, Inc., 144A	4.071(n)	06/09/26	75,630	75,539,403
Essex Portfolio LP,
144A	4.015(n)	06/08/26	10,000	9,988,912
144A	4.154(n)	06/03/26	27,500	27,484,892
Givaudan United States, Inc.,
144A	4.041(n)	06/11/26	41,000	40,939,955
144A	4.052(n)	09/04/26	12,750	12,603,346
144A	4.137(n)	07/08/26	41,856	41,663,772
144A	4.164(n)	07/09/26	10,000	9,952,911
Glencore Funding LLC,
144A	4.224(n)	06/16/26	30,000	29,941,308
144A	4.235(n)	06/23/26	17,000	16,953,389
144A	4.301(n)	06/17/26	121,000	120,749,736
Healthpeak Properties, Inc.,
144A	4.126(n)	06/18/26	15,000	14,966,565
144A	4.130(n)	06/24/26	85,000	84,751,936
144A	4.136(n)	06/17/26	42,750	42,659,584
144A	4.167(n)	06/03/26	10,000	9,994,538

Howmet Aerospace, Inc., 144A	4.013(n)	06/25/26	15,000	14,954,489
ING (U.S.) Funding LLC,
144A, SOFR + 0.340%	3.970(c)	07/06/26	45,000	45,010,057
144A, SOFR + 0.340%	3.970(c)	08/18/26	10,000	10,003,181
144A, SOFR + 0.340%	3.970(c)	02/01/27	50,000	50,012,580
Intercontinental Exchange, Inc.,
144A	4.022(n)	06/15/26	75,000	74,854,725
144A	4.033(n)	06/05/26	20,000	19,984,020
144A	4.182(n)	06/08/26	10,000	9,988,580
Marsh & McLennan Cos., Inc.,
144A	4.013(n)	06/11/26	24,000	23,965,778
144A	4.019(n)	06/03/26	7,500	7,495,931
144A	4.029(n)	06/10/26	35,000	34,953,989
NextEra Energy Capital Holdings, Inc.,
144A	4.091(n)	06/29/26	18,000	17,937,520
144A	4.112(n)	06/23/26	65,000	64,819,170
144A	4.174(n)	06/22/26	60,000	59,839,950

NTT Finance Americas, Inc.	4.000(n)	06/10/26	20,000	19,974,700

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Nutrien Ltd.,
144A	4.026%(n)	06/09/26	10,000	$9,987,857
144A	4.035(n)	06/10/26	10,000	9,986,742
144A	4.147(n)	06/23/26	10,000	9,972,065
144A	4.162(n)	06/18/26	20,000	19,955,498
ONE Gas, Inc.,
144A	4.057(n)	06/04/26	16,500	16,489,102
144A	4.058(n)	06/05/26	12,100	12,090,660
144A	4.060(n)	06/03/26	5,000	4,997,253
144A	4.071(n)	06/08/26	23,000	22,974,544
144A	4.080(n)	06/11/26	10,000	9,985,560
144A	4.100(n)	06/12/26	8,500	8,486,766
ONEOK, Inc.,
144A	4.113(n)	06/25/26	20,000	19,938,866
144A	4.114(n)	06/26/26	14,000	13,955,568
144A	4.115(n)	06/23/26	11,000	10,968,939
144A	4.118(n)	06/08/26	18,000	17,980,216

O’Reilly Automotive, Inc., 144A	4.045(n)	06/22/26	40,000	39,894,108
Phillips, 144A	4.552(n)	06/22/26	135,000	134,639,914
PPG Industries, Inc.	4.009(n)	06/16/26	10,000	9,980,209

PPG Industries, Inc.	4.019(n)	06/03/26	32,000	31,982,640

PPG Industries, Inc.	4.029(n)	06/01/26	11,000	10,996,433

Royal Bank of Canada, 144A, SOFR + 0.340%	3.960(c)	10/30/26	58,000	58,034,116
Saudi Arabian Oil Co.	3.959(n)	07/27/26	30,000	29,811,708
Sempra,
144A	4.076(n)	06/02/26	10,000	9,995,668
144A	4.114(n)	06/18/26	29,255	29,190,115
144A	4.120(n)	06/25/26	18,000	17,945,654
144A	4.125(n)	06/23/26	52,000	51,854,972
144A	4.130(n)	06/24/26	7,448	7,426,371
144A	4.130(n)	06/26/26	20,000	19,937,304
144A	4.131(n)	06/22/26	14,204	14,166,016

Servicenow, Inc., 144A	4.066(n)	10/08/26	82,000	80,853,861
Simon Property Group LP,
144A	4.192(n)	06/10/26	38,500	38,449,388
144A	4.252(n)	06/05/26	36,000	35,972,561

Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.310%	3.940(c)	09/08/26	30,000	30,014,112
Stryker Corp., 144A	4.021(n)	06/16/26	36,375	36,307,011
Suncor Energy, Inc., 144A	4.212(n)	06/11/26	32,000	31,954,371
Svenska Handelsbanken, 144A, SOFR + 0.300%	3.930(c)	10/19/26	45,000	45,015,619
Swedbank AB, 144A, SOFR + 0.310%	3.940(c)	09/09/26	33,500	33,516,770
The Thomson Reuters Corp.,
144A	4.003(n)	06/09/26	70,000	69,915,748
144A	4.004(n)	06/03/26	20,200	20,189,042
144A	4.007(n)	06/11/26	29,800	29,757,508
144A	4.210(n)	06/18/26	30,000	29,933,631
Ventas Realty LP,
144A	4.010(n)	06/18/26	6,000	5,986,783
144A	4.063(n)	06/25/26	50,000	49,850,390
144A	4.065(n)	06/29/26	12,800	12,755,896
144A	4.200(n)	06/26/26	25,000	24,922,358

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Ventas Realty LP, (cont’d.)
144A	4.210%(n)	06/17/26	31,000	$30,935,182

Virginia Electric & Power Co.	4.011(n)	06/11/26	19,000	18,973,991

Virginia Electric & Power Co.	4.016(n)	06/15/26	35,000	34,937,116

VW Credit, Inc., 144A	4.229(n)	06/08/26	40,000	39,955,508
WEC Energy Group, Inc.,
144A	4.039(n)	06/15/26	4,000	3,992,505
144A	4.059(n)	06/10/26	14,500	14,480,938
144A	4.060(n)	06/11/26	40,000	39,942,964

Westpac Banking Corp., 144A, SOFR + 0.300%	3.920(c)	10/08/26	45,000	45,018,121

Total Commercial Paper (cost $3,420,745,710)				3,420,048,317

Total Short-Term Investments (cost $3,967,029,147)				3,966,554,275

TOTAL INVESTMENTS 100.1% (cost $16,330,837,120)				16,340,386,641
Liabilities in excess of other assets(z) (0.1)%				(16,254,658)

Net Assets 100.0%				$16,324,131,983

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
SREIT Trust, Series 2021-MFP02, Class A, 144A, 1 Month SOFR + 0.936% (Cap N/A, Floor 0.822%), 4.563%(c), 11/15/36	06/03/25-09/25/25	$25,102,483	$25,122,147	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 3.630%	$60,407	$(340,698)	$(401,105)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 3.630%	409	8,372	7,963
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 3.630%	—	57,502	57,502
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 3.630%	(73,249)	(1,464,796)	(1,391,547)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(72,960)	(72,960)
299,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 3.630%	1,159,001	(289,701)	(1,448,702)
86,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 3.630%	(324,305)	(660,779)	(336,474)
217,200	03/05/27	3.859%(A)	1 Day SOFR(1)(A)/ 3.630%	(157,366)	(203,595)	(46,229)
92,190	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 3.630%	(235,135)	(488,770)	(253,635)
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(81,598)	(81,598)
195,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 3.630%	(624,133)	(1,233,893)	(609,760)
137,230	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 3.630%	(261,304)	772,720	1,034,024
104,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 3.630%	107,733	1,489,582	1,381,849
37,300	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 3.630%	122,572	165,473	42,901
9,400	11/21/27	3.944%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(13,429)	(13,429)
113,970	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 3.630%	(902,847)	(325,523)	577,324
36,300	11/26/27	3.296%(A)	1 Day SOFR(1)(A)/ 3.630%	(1,637)	396,925	398,562
70,000	01/07/28	4.110%(A)	1 Day SOFR(1)(A)/ 3.630%	12,334	(377,260)	(389,594)
299,600	01/16/28	4.249%(A)	1 Day SOFR(1)(A)/ 3.630%	(1,147,835)	(2,412,002)	(1,264,167)
15,000	01/19/28	3.879%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(6,315)	(6,315)
174,615	02/27/28	3.860%(A)	1 Day SOFR(1)(A)/ 3.630%	(1,647,895)	595,953	2,243,848
65,900	03/06/28	3.365%(A)	1 Day SOFR(1)(A)/ 3.630%	—	618,012	618,012
40,000	03/13/28	3.399%(A)	1 Day SOFR(1)(A)/ 3.630%	—	349,281	349,281
52,000	03/13/28	3.454%(A)	1 Day SOFR(1)(A)/ 3.630%	—	398,540	398,540
13,000	03/30/28	3.778%(A)	1 Day SOFR(1)(A)/ 3.630%	—	18,919	18,919
100,000	04/17/28	3.595%(A)	1 Day SOFR(1)(A)/ 3.630%	—	504,992	504,992
50,000	05/13/28	3.780%(A)	1 Day SOFR(1)(A)/ 3.630%	—	79,987	79,987
13,900	05/15/28	3.843%(A)	1 Day SOFR(1)(A)/ 3.630%	—	5,353	5,353
13,200	05/18/28	3.822%(A)	1 Day SOFR(1)(A)/ 3.630%	—	10,667	10,667
37,100	05/26/28	3.923%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(39,865)	(39,865)
50,000	06/01/28	3.879%(A)	1 Day SOFR(1)(A)/ 3.630%	—	—	—
261,800	06/30/28	3.445%(A)	1 Day SOFR(1)(A)/ 3.630%	(432,866)	3,584,064	4,016,930
10,000	10/23/28	3.516%(A)	1 Day SOFR(1)(A)/ 3.630%	—	79,373	79,373
28,300	01/29/29	3.370%(A)	1 Day SOFR(1)(A)/ 3.630%	3,870	381,820	377,950
31,300	02/12/29	3.338%(A)	1 Day SOFR(1)(A)/ 3.630%	—	451,719	451,719
61,800	03/06/29	3.322%(A)	1 Day SOFR(1)(A)/ 3.630%	—	921,067	921,067
61,200	03/12/29	3.369%(A)	1 Day SOFR(1)(A)/ 3.630%	—	830,665	830,665
52,000	03/13/29	3.416%(A)	1 Day SOFR(1)(A)/ 3.630%	—	635,411	635,411
40,000	03/19/29	3.456%(A)	1 Day SOFR(1)(A)/ 3.630%	—	443,826	443,826
32,000	03/27/29	3.638%(A)	1 Day SOFR(1)(A)/ 3.630%	—	190,109	190,109
29,000	04/23/29	3.520%(A)	1 Day SOFR(1)(A)/ 3.630%	—	271,367	271,367
21,700	05/04/29	3.683%(A)	1 Day SOFR(1)(A)/ 3.630%	—	103,174	103,174
43,300	05/07/29	3.770%(A)	1 Day SOFR(1)(A)/ 3.630%	—	98,537	98,537
8,500	05/08/29	3.677%(A)	1 Day SOFR(1)(A)/ 3.630%	—	41,934	41,934
14,400	05/14/29	3.813%(A)	1 Day SOFR(1)(A)/ 3.630%	—	15,756	15,756
8,000	07/23/29	3.496%(A)	1 Day SOFR(1)(A)/ 3.630%	—	85,451	85,451
5,200	07/23/29	3.564%(A)	1 Day SOFR(1)(A)/ 3.630%	—	44,684	44,684
130,500	08/01/29	3.541%(A)	1 Day SOFR(1)(A)/ 3.630%	(752,573)	1,678,879	2,431,452
12,600	02/20/30	3.941%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(41,068)	(41,068)
14,000	02/20/30	3.948%(A)	1 Day SOFR(1)(A)/ 3.630%	—	(49,059)	(49,059)
				$(5,094,819)	$7,228,803	$12,323,622

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).